OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Receivables
Tax credit - VAT	$ 5,202	$ 3,984
Tax credit - Software Promotion Regime	3,555	4,813
Income tax credits	1,410	2,869
Other tax credits	276	153
Advances to suppliers	611	155
Prepaid expenses	3,982	1,931
Loans granted to employees	49	186
Other	256	266
TOTAL	15,341	14,357
Other Non-current Receivables
Advances to suppliers (note 20)	28,799	25,498
Tax credit - VAT	1,031	3,325
Income tax credits	1,259	2,129
Tax credit - Software Promotion Regime (note 3.7.1.1)	749	132
Other tax credits	170	105
Guarantee deposits	1,681	1,347
Loans granted to employees	208	0
Prepaid expenses	475	0
Other	500	500
Subtotal	34,872	33,036
Allowance for impairment of tax credits	(675)	(1,300)	$ 0
TOTAL	$ 34,197	$ 31,736